Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) shares in Millions	6 Months Ended
Jun. 30, 2016 shares
Restricted Share Units [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Restricted share units	1.6